Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2021
Disclosure of Interest Expense and Other Financial Income and Expense [abstract]
Interest expense and other financial income and expense
5. Interest expense and other financial income and expense
Interest expense
(USD millions)	2021	2020	2019

Interest expense	-651	-708	-714

Interest expense on lease liabilities	-62	-67	-66

Expense arising from discounting long-term liabilities and capitalized borrowing costs	-98	-94	-70

Total interest expense	-811	-869	-850

Other financial income and expense
(USD millions)	2021	2020	2019

Interest income	71	91	245

Other financial income	12	18	12

Financial expense	-94	-52	-52

Currency result, net	-69	-135	-160

Total other financial income and expense	-80	-78	45